Finance debt (Details 4) - USD ($) $ in Millions	Jun. 30, 2026	Dec. 31, 2025
IfrsStatementLineItems [Line Items]
Borrowings	$ 25,834	$ 26,441
Not later than one year [member]
IfrsStatementLineItems [Line Items]
Borrowings	872
Not later than one year [member] | Finance Debt Total [Member]
IfrsStatementLineItems [Line Items]
Borrowings	1,112
Not later than one year [member] | Currency Of B R L [Member]
IfrsStatementLineItems [Line Items]
Borrowings	221
Not later than one year [member] | Currency Of G B P [Member]
IfrsStatementLineItems [Line Items]
Borrowings	16
Not later than one year [member] | Currency Of C N Y [Member]
IfrsStatementLineItems [Line Items]
Borrowings	$ 3
Not later than one year [member] | Weighted average [member]
IfrsStatementLineItems [Line Items]
Average interest rate	6.60%
Not later than one year [member] | Weighted average [member] | Finance Debt Total [Member]
IfrsStatementLineItems [Line Items]
Average interest rate	7.60%
Not later than one year [member] | Weighted average [member] | Currency Of B R L [Member]
IfrsStatementLineItems [Line Items]
Average interest rate	10.30%
Not later than one year [member] | Weighted average [member] | Currency Of E U R [Member]
IfrsStatementLineItems [Line Items]
Average interest rate	0.00%
Not later than one year [member] | Weighted average [member] | Currency Of G B P [Member]
IfrsStatementLineItems [Line Items]
Average interest rate	6.20%
Not later than one year [member] | Weighted average [member] | Currency Of C N Y [Member]
IfrsStatementLineItems [Line Items]
Average interest rate	3.10%
Not later than one year [member] | Floating interest rate [member]
IfrsStatementLineItems [Line Items]
Borrowings	$ 609
Not later than one year [member] | Floating interest rate [member] | Currency Of B R L [Member]
IfrsStatementLineItems [Line Items]
Borrowings	183
Not later than one year [member] | Floating interest rate [member] | Currency Of G B P [Member]
IfrsStatementLineItems [Line Items]
Borrowings	16
Not later than one year [member] | Floating interest rate [member] | Currency Of C N Y [Member]
IfrsStatementLineItems [Line Items]
Borrowings	3
Not later than one year [member] | Fixed interest rate [member]
IfrsStatementLineItems [Line Items]
Borrowings	263
Not later than one year [member] | Fixed interest rate [member] | Currency Of B R L [Member]
IfrsStatementLineItems [Line Items]
Borrowings	38
Later than one year and not later than two years [member]
IfrsStatementLineItems [Line Items]
Borrowings	270
Later than one year and not later than two years [member] | Finance Debt Total [Member]
IfrsStatementLineItems [Line Items]
Borrowings	503
Later than one year and not later than two years [member] | Currency Of B R L [Member]
IfrsStatementLineItems [Line Items]
Borrowings	203
Later than one year and not later than two years [member] | Currency Of E U R [Member]
IfrsStatementLineItems [Line Items]
Borrowings	8
Later than one year and not later than two years [member] | Currency Of G B P [Member]
IfrsStatementLineItems [Line Items]
Borrowings	17
Later than one year and not later than two years [member] | Currency Of C N Y [Member]
IfrsStatementLineItems [Line Items]
Borrowings	$ 5
Later than one year and not later than two years [member] | Weighted average [member]
IfrsStatementLineItems [Line Items]
Average interest rate	6.10%
Later than one year and not later than two years [member] | Weighted average [member] | Finance Debt Total [Member]
IfrsStatementLineItems [Line Items]
Average interest rate	7.20%
Later than one year and not later than two years [member] | Weighted average [member] | Currency Of B R L [Member]
IfrsStatementLineItems [Line Items]
Average interest rate	10.10%
Later than one year and not later than two years [member] | Weighted average [member] | Currency Of E U R [Member]
IfrsStatementLineItems [Line Items]
Average interest rate	4.60%
Later than one year and not later than two years [member] | Weighted average [member] | Currency Of G B P [Member]
IfrsStatementLineItems [Line Items]
Average interest rate	6.10%
Later than one year and not later than two years [member] | Weighted average [member] | Currency Of C N Y [Member]
IfrsStatementLineItems [Line Items]
Average interest rate	3.10%
Later than one year and not later than two years [member] | Floating interest rate [member]
IfrsStatementLineItems [Line Items]
Borrowings	$ 257
Later than one year and not later than two years [member] | Floating interest rate [member] | Currency Of B R L [Member]
IfrsStatementLineItems [Line Items]
Borrowings	45
Later than one year and not later than two years [member] | Floating interest rate [member] | Currency Of E U R [Member]
IfrsStatementLineItems [Line Items]
Borrowings	8
Later than one year and not later than two years [member] | Floating interest rate [member] | Currency Of G B P [Member]
IfrsStatementLineItems [Line Items]
Borrowings	17
Later than one year and not later than two years [member] | Floating interest rate [member] | Currency Of C N Y [Member]
IfrsStatementLineItems [Line Items]
Borrowings	5
Later than one year and not later than two years [member] | Fixed interest rate [member]
IfrsStatementLineItems [Line Items]
Borrowings	13
Later than one year and not later than two years [member] | Fixed interest rate [member] | Currency Of B R L [Member]
IfrsStatementLineItems [Line Items]
Borrowings	158
Later than two years and not later than three years [member]
IfrsStatementLineItems [Line Items]
Borrowings	$ 1,609
Average interest rate	5.70%
Later than two years and not later than three years [member] | Finance Debt Total [Member]
IfrsStatementLineItems [Line Items]
Borrowings	$ 1,866
Later than two years and not later than three years [member] | Currency Of B R L [Member]
IfrsStatementLineItems [Line Items]
Borrowings	150
Later than two years and not later than three years [member] | Currency Of E U R [Member]
IfrsStatementLineItems [Line Items]
Borrowings	102
Later than two years and not later than three years [member] | Currency Of C N Y [Member]
IfrsStatementLineItems [Line Items]
Borrowings	$ 5
Average interest rate	3.10%
Later than two years and not later than three years [member] | Weighted average [member] | Finance Debt Total [Member]
IfrsStatementLineItems [Line Items]
Average interest rate	7.00%
Later than two years and not later than three years [member] | Weighted average [member] | Currency Of B R L [Member]
IfrsStatementLineItems [Line Items]
Average interest rate	10.20%
Later than two years and not later than three years [member] | Weighted average [member] | Currency Of E U R [Member]
IfrsStatementLineItems [Line Items]
Average interest rate	4.70%
Later than two years and not later than three years [member] | Weighted average [member] | Currency Of G B P [Member]
IfrsStatementLineItems [Line Items]
Average interest rate	0.00%
Later than two years and not later than three years [member] | Floating interest rate [member]
IfrsStatementLineItems [Line Items]
Borrowings	$ 559
Later than two years and not later than three years [member] | Floating interest rate [member] | Currency Of B R L [Member]
IfrsStatementLineItems [Line Items]
Borrowings	43
Later than two years and not later than three years [member] | Floating interest rate [member] | Currency Of E U R [Member]
IfrsStatementLineItems [Line Items]
Borrowings	102
Later than two years and not later than three years [member] | Floating interest rate [member] | Currency Of C N Y [Member]
IfrsStatementLineItems [Line Items]
Borrowings	5
Later than two years and not later than three years [member] | Fixed interest rate [member]
IfrsStatementLineItems [Line Items]
Borrowings	1,050
Later than two years and not later than three years [member] | Fixed interest rate [member] | Currency Of B R L [Member]
IfrsStatementLineItems [Line Items]
Borrowings	107
Later than three years and not later than four years [member]
IfrsStatementLineItems [Line Items]
Borrowings	732
Later than three years and not later than four years [member] | Finance Debt Total [Member]
IfrsStatementLineItems [Line Items]
Borrowings	2,213
Later than three years and not later than four years [member] | Currency Of B R L [Member]
IfrsStatementLineItems [Line Items]
Borrowings	1,061
Later than three years and not later than four years [member] | Currency Of E U R [Member]
IfrsStatementLineItems [Line Items]
Borrowings	25
Later than three years and not later than four years [member] | Currency Of G B P [Member]
IfrsStatementLineItems [Line Items]
Borrowings	390
Later than three years and not later than four years [member] | Currency Of C N Y [Member]
IfrsStatementLineItems [Line Items]
Borrowings	$ 5
Later than three years and not later than four years [member] | Weighted average [member]
IfrsStatementLineItems [Line Items]
Average interest rate	6.10%
Later than three years and not later than four years [member] | Weighted average [member] | Finance Debt Total [Member]
IfrsStatementLineItems [Line Items]
Average interest rate	7.20%
Later than three years and not later than four years [member] | Weighted average [member] | Currency Of B R L [Member]
IfrsStatementLineItems [Line Items]
Average interest rate	10.20%
Later than three years and not later than four years [member] | Weighted average [member] | Currency Of E U R [Member]
IfrsStatementLineItems [Line Items]
Average interest rate	4.70%
Later than three years and not later than four years [member] | Weighted average [member] | Currency Of G B P [Member]
IfrsStatementLineItems [Line Items]
Average interest rate	6.10%
Later than three years and not later than four years [member] | Weighted average [member] | Currency Of C N Y [Member]
IfrsStatementLineItems [Line Items]
Average interest rate	3.20%
Later than three years and not later than four years [member] | Floating interest rate [member]
IfrsStatementLineItems [Line Items]
Borrowings	$ 180
Later than three years and not later than four years [member] | Floating interest rate [member] | Currency Of B R L [Member]
IfrsStatementLineItems [Line Items]
Borrowings	43
Later than three years and not later than four years [member] | Floating interest rate [member] | Currency Of E U R [Member]
IfrsStatementLineItems [Line Items]
Borrowings	25
Later than three years and not later than four years [member] | Floating interest rate [member] | Currency Of G B P [Member]
IfrsStatementLineItems [Line Items]
Borrowings	390
Later than three years and not later than four years [member] | Floating interest rate [member] | Currency Of C N Y [Member]
IfrsStatementLineItems [Line Items]
Borrowings	5
Later than three years and not later than four years [member] | Fixed interest rate [member]
IfrsStatementLineItems [Line Items]
Borrowings	552
Later than three years and not later than four years [member] | Fixed interest rate [member] | Currency Of B R L [Member]
IfrsStatementLineItems [Line Items]
Borrowings	1,018
Later than four years and not later than five years [member]
IfrsStatementLineItems [Line Items]
Borrowings	2,079
Later than four years and not later than five years [member] | Finance Debt Total [Member]
IfrsStatementLineItems [Line Items]
Borrowings	3,302
Later than four years and not later than five years [member] | Currency Of B R L [Member]
IfrsStatementLineItems [Line Items]
Borrowings	681
Later than four years and not later than five years [member] | Currency Of E U R [Member]
IfrsStatementLineItems [Line Items]
Borrowings	50
Later than four years and not later than five years [member] | Currency Of C N Y [Member]
IfrsStatementLineItems [Line Items]
Borrowings	$ 492
Later than four years and not later than five years [member] | Weighted average [member]
IfrsStatementLineItems [Line Items]
Average interest rate	6.10%
Later than four years and not later than five years [member] | Weighted average [member] | Finance Debt Total [Member]
IfrsStatementLineItems [Line Items]
Average interest rate	7.20%
Later than four years and not later than five years [member] | Weighted average [member] | Currency Of B R L [Member]
IfrsStatementLineItems [Line Items]
Average interest rate	10.60%
Later than four years and not later than five years [member] | Weighted average [member] | Currency Of E U R [Member]
IfrsStatementLineItems [Line Items]
Average interest rate	4.70%
Later than four years and not later than five years [member] | Weighted average [member] | Currency Of G B P [Member]
IfrsStatementLineItems [Line Items]
Average interest rate	0.00%
Later than four years and not later than five years [member] | Weighted average [member] | Currency Of C N Y [Member]
IfrsStatementLineItems [Line Items]
Average interest rate	3.10%
Later than four years and not later than five years [member] | Floating interest rate [member]
IfrsStatementLineItems [Line Items]
Borrowings	$ 740
Later than four years and not later than five years [member] | Floating interest rate [member] | Currency Of B R L [Member]
IfrsStatementLineItems [Line Items]
Borrowings	568
Later than four years and not later than five years [member] | Floating interest rate [member] | Currency Of E U R [Member]
IfrsStatementLineItems [Line Items]
Borrowings	50
Later than four years and not later than five years [member] | Floating interest rate [member] | Currency Of C N Y [Member]
IfrsStatementLineItems [Line Items]
Borrowings	492
Later than four years and not later than five years [member] | Fixed interest rate [member]
IfrsStatementLineItems [Line Items]
Borrowings	1,339
Later than four years and not later than five years [member] | Fixed interest rate [member] | Currency Of B R L [Member]
IfrsStatementLineItems [Line Items]
Borrowings	113
Later than five years [member]
IfrsStatementLineItems [Line Items]
Borrowings	10,106
Later than five years [member] | Finance Debt Total [Member]
IfrsStatementLineItems [Line Items]
Borrowings	16,838
Later than five years [member] | Currency Of B R L [Member]
IfrsStatementLineItems [Line Items]
Borrowings	5,834
Later than five years [member] | Currency Of E U R [Member]
IfrsStatementLineItems [Line Items]
Borrowings	351
Later than five years [member] | Currency Of G B P [Member]
IfrsStatementLineItems [Line Items]
Borrowings	$ 547
Later than five years [member] | Weighted average [member]
IfrsStatementLineItems [Line Items]
Average interest rate	6.60%
Later than five years [member] | Weighted average [member] | Finance Debt Total [Member]
IfrsStatementLineItems [Line Items]
Average interest rate	6.60%
Later than five years [member] | Weighted average [member] | Currency Of B R L [Member]
IfrsStatementLineItems [Line Items]
Average interest rate	8.20%
Later than five years [member] | Weighted average [member] | Currency Of E U R [Member]
IfrsStatementLineItems [Line Items]
Average interest rate	4.80%
Later than five years [member] | Weighted average [member] | Currency Of G B P [Member]
IfrsStatementLineItems [Line Items]
Average interest rate	6.60%
Later than five years [member] | Weighted average [member] | Currency Of C N Y [Member]
IfrsStatementLineItems [Line Items]
Average interest rate	0.00%
Later than five years [member] | Floating interest rate [member]
IfrsStatementLineItems [Line Items]
Borrowings	$ 1,452
Later than five years [member] | Floating interest rate [member] | Currency Of B R L [Member]
IfrsStatementLineItems [Line Items]
Borrowings	5,338
Later than five years [member] | Floating interest rate [member] | Currency Of E U R [Member]
IfrsStatementLineItems [Line Items]
Borrowings	351
Later than five years [member] | Floating interest rate [member] | Currency Of G B P [Member]
IfrsStatementLineItems [Line Items]
Borrowings	547
Later than five years [member] | Fixed interest rate [member]
IfrsStatementLineItems [Line Items]
Borrowings	8,654
Later than five years [member] | Fixed interest rate [member] | Currency Of B R L [Member]
IfrsStatementLineItems [Line Items]
Borrowings	496
Total [Member]
IfrsStatementLineItems [Line Items]
Borrowings	15,668
Total [Member] | Finance Debt Total [Member]
IfrsStatementLineItems [Line Items]
Borrowings	25,834
Total [Member] | Currency Of B R L [Member]
IfrsStatementLineItems [Line Items]
Borrowings	8,150
Total [Member] | Currency Of E U R [Member]
IfrsStatementLineItems [Line Items]
Borrowings	536
Total [Member] | Currency Of G B P [Member]
IfrsStatementLineItems [Line Items]
Borrowings	970
Total [Member] | Currency Of C N Y [Member]
IfrsStatementLineItems [Line Items]
Borrowings	$ 510
Total [Member] | Weighted average [member]
IfrsStatementLineItems [Line Items]
Average interest rate	6.40%
Total [Member] | Weighted average [member] | Finance Debt Total [Member]
IfrsStatementLineItems [Line Items]
Average interest rate	6.80%
Total [Member] | Weighted average [member] | Currency Of B R L [Member]
IfrsStatementLineItems [Line Items]
Average interest rate	9.70%
Total [Member] | Weighted average [member] | Currency Of E U R [Member]
IfrsStatementLineItems [Line Items]
Average interest rate	4.70%
Total [Member] | Weighted average [member] | Currency Of G B P [Member]
IfrsStatementLineItems [Line Items]
Average interest rate	6.30%
Total [Member] | Weighted average [member] | Currency Of C N Y [Member]
IfrsStatementLineItems [Line Items]
Average interest rate	3.10%
Total [Member] | Floating interest rate [member]
IfrsStatementLineItems [Line Items]
Borrowings	$ 3,797
Total [Member] | Floating interest rate [member] | Currency Of B R L [Member]
IfrsStatementLineItems [Line Items]
Borrowings	6,220
Total [Member] | Floating interest rate [member] | Currency Of E U R [Member]
IfrsStatementLineItems [Line Items]
Borrowings	536
Total [Member] | Floating interest rate [member] | Currency Of G B P [Member]
IfrsStatementLineItems [Line Items]
Borrowings	970
Total [Member] | Floating interest rate [member] | Currency Of C N Y [Member]
IfrsStatementLineItems [Line Items]
Borrowings	510
Total [Member] | Fixed interest rate [member]
IfrsStatementLineItems [Line Items]
Borrowings	11,871
Total [Member] | Fixed interest rate [member] | Currency Of B R L [Member]
IfrsStatementLineItems [Line Items]
Borrowings	1,930
At fair value [member]
IfrsStatementLineItems [Line Items]
Borrowings	15,559
At fair value [member] | Finance Debt Total [Member]
IfrsStatementLineItems [Line Items]
Borrowings	25,382
At fair value [member] | Currency Of B R L [Member]
IfrsStatementLineItems [Line Items]
Borrowings	7,790
At fair value [member] | Currency Of E U R [Member]
IfrsStatementLineItems [Line Items]
Borrowings	545
At fair value [member] | Currency Of G B P [Member]
IfrsStatementLineItems [Line Items]
Borrowings	978
At fair value [member] | Currency Of C N Y [Member]
IfrsStatementLineItems [Line Items]
Borrowings	$ 510